Summary of Fair Value of Derivatives (Details) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		$ 103,873	$ 54,427
Derivative financial liabilities		91,133	57,122
Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		91,685	48,050
Derivative financial liabilities		80,282	50,645
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	19,734	8,241
Derivative financial liabilities	[1]	13,198	10,216
Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	359	37
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	17,535	7,430
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	1,840	774
Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	[1]	57	68
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	[1]	11,200	9,450
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	[1]	1,941	698
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	65,159	33,098
Derivative financial liabilities	[1]	58,870	32,095
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	32,931	16,638
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	531	172
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	1,455	9
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	[1]	30,242	16,279
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	[1]	28,794	14,947
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	[1]	610	238
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	[1]	3,625	1,849
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	[1]	25,841	15,061
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		53	68
Derivative financial liabilities		73	207
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		8	1
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		45	67
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		66	207
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		7
Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		6,739	6,643
Derivative financial liabilities		8,141	8,127
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		3,140	3,752
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		3,599	2,891
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		4,702	6,223
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		3,439	1,904
Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		12,188	6,377
Derivative financial liabilities		10,851	6,477
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		4,132	2,041
Derivative financial liabilities		6,080	1,467
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		4	2
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		4,126	2,000
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets			1
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		2	38
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities			1
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		6,080	1,465
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities			1
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		6,890	2,718
Derivative financial liabilities		3,532	3,080
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		16	5
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		2,559	1,475
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		4,315	1,238
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		10	1
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		202	267
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		3,320	2,812
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		3	2
Derivative financial liabilities		78	138
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		3	2
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		78	138
Non Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		1,163	1,616
Derivative financial liabilities		1,161	1,792
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		1,163	1,616
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		$ 1,161	$ 1,792

[1]	The fair values of interest rate futures and foreign exchange futures are immaterial and therefore excluded from this table.